SCHEDULE OF ESTIMATED FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 5,149,950
2026	5,149,950
2027	5,149,950
2028	5,149,906
2029	5,149,863
Thereafter	18,752,839
Intangible asset, net	$ 44,502,458	$ 39,666,050